NOTE 19 - Cost of revenues: Schedule of Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Cost of revenues
	For the year ended December 31,
	2024	2023
Wage and salaries	2,312	1,701
Share based compensation	110	52
Materials	967	812
Subcontractors	6,864	3,833
Depreciation and amortization	518	427
Recruitment expenses	19	17
Exporting	100	143
Office maintenance, communication and Travel	356	54
	11,246	7,039